Property and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment
8. Property and Equipment
Property and equipment, net consisted of the following at the dates indicated:

	December 31,
	2022	2021
Computers and equipment	30,866	20,061
Less: accumulated depreciation	(19,063)	(9,475)

Property and equipment, net	$11,803	$10,586

Depreciation expense for the years ended December 3
1, 2
022 and 2021 was $9,588 and $6,916, respectively.